Average Annual Total Returns - Institutional - Vanguard SP Small-Cap 600 Value Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions Inception Date	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P SmallCap 600 Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P SmallCap 600 Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P SmallCap 600 Value Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P SmallCap 600 Value Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	24.48%	8.24%	8.86%	Nov. 19, 2014	23.87%	7.79%	8.34%	Nov. 19, 2014	14.73%	6.39%	6.88%	Nov. 19, 2014	24.54%	8.26%	8.88%	Nov. 19, 2014	30.90%	11.18%	11.14%	Nov. 19, 2014